ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Statements of Cash Flows [Line Items]
Cash flows from operating activities	$ (6,191)	¥ (40,119)	¥ (160,367)	¥ (160,544)
Cash flows from investing activities	9,298	60,212	112,013	65,862
Cash flows from financing activities	$ 1,981	¥ 12,830	¥ 87,003	82,885
Proceeds from issuance of ordinary shares, net of expenses				¥ 62,706
Proceeds from issuance of exercise of options			¥ 270
Effects of exchange rate changes on cash and cash equivalents	$ (458)	¥ (2,968)	404	¥ (109)
Net change in cash and cash equivalents	10,192	66,018	81,323	(19,119)
Cash and cash equivalents at beginning of year	27,831	180,285	98,962	118,081
Cash and cash equivalents at end of year	$ 38,023	¥ 246,303	180,285	¥ 98,962
Supplemental disclosure of non-cash investing and financing activities
Shares surrendered by SummitView			67,309
Conversion of convertible loan to ordinary shares	$ 10,829	¥ 70,146	¥ 226,298
Consideration receivables from SummitView				¥ 67,066
Receipt of convertible loan by settlement of debt			¥ 80,000
Parent Company [Member]
Statements of Cash Flows [Line Items]
Cash flows from operating activities	$ (6,234)	¥ (40,384)	¥ (109,368)	¥ (59,818)
Cash flows from investing activities
Cash flows from financing activities	$ 7,545	¥ 48,876	¥ 109,330	¥ 44,455
Proceeds from issuance of ordinary shares, net of expenses
Proceeds from issuance of exercise of options
Effects of exchange rate changes on cash and cash equivalents			¥ 2	¥ (79)
Net change in cash and cash equivalents	$ 1,311	¥ 8,492	(36)	(15,442)
Cash and cash equivalents at beginning of year	26	166	202	15,644
Cash and cash equivalents at end of year	$ 1,337	¥ 8,658	166	¥ 202
Supplemental disclosure of non-cash investing and financing activities
Shares surrendered by SummitView			67,309
Conversion of convertible loan to ordinary shares	$ 10,829	¥ 70,146	¥ 226,298
Consideration receivables from SummitView				¥ 67,066
Receipt of convertible loan by settlement of debt			¥ 80,000